CONCENTRATIONS OF RISK	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 10 － CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the six months ended June 30, 2023 and 2024, there was no single customer who accounted for 10% or more of the Company’s revenues.

All of the Company’s customers are located in Singapore.

(b)	Major vendors

For the six months ended June 30, 2023 and 2024, the vendors who accounted for 10% or more of the Company’s cost of good sold and its outstanding payable balances at period-end dates, are presented as follows:

	Six Months ended June 30, 2023		As of June 30, 2023
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	SGD		SGD
HTL Marketing Pte. Ltd. (related party)	976,960	94%	1,077,564

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months ended June 30, 2024			As of June 30, 2024
Vendor	Cost of goods sold		Percentage of cost of goods sold	Accounts payable
	SGD	USD		SGD	USD
HTL Marketing Pte. Ltd. (related party)	750,340	552,330	82%	225,290	165,837

Most of vendors are located in Singapore.

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. Cash equivalents are maintained with high credit quality institutions in Singapore, the composition and maturities of which are regularly monitored by the management. The Singapore Deposit Protection Board pays compensation up to a limit of SGD500,000 (US$368,053) if the bank in Singapore with which an individual/a company hold its eligible deposit fails.

As of June 30, 2024, cash and cash equivalents of SGD0.7 million (US$0.5 million) was maintained at financial institutions in Singapore, of which approximately SGD0.5 million (US$0.4 million) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of SGD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Economic and political risk

The Company’s major operations are conducted in Singapore. Accordingly, the political, economic, and legal environments in Singapore, as well as the general state of Singapore’s economy may influence the Company’s business, financial condition, and results of operations.